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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.): [  ]  is a restatement
                                    [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Cincinnati Casualty Company
Address:  6200 South Gilmore Road
          Fairfield, Ohio 45014

13F File Number: 028-10755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth S. Miller
Title:   Sr. Vice President
Phone:   (513) 870-2633

Signature, Place and Date of Signing:

          /s/Kenneth S. Miller            Fairfield, Ohio        August 5, 2005


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:  N/A





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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                          1

Form 13F Information Table Entry Total:                   11

Form 13F Information Table Value Total:              152,514

List of Other Included Managers:
01 Cincinnati Financial Corporation 13F File No.____________




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
                                           COLUMN 2
                                            TITLE            COLUMN 3       COLUMN 4     COLUMN 5     SH/PRN      PUT/CALL
        ISSUER                             OF CLASS           CUSIP         FMV (000)     SHARES

ALLTEL CORP                                 COMMON          020039103          8,562      137,471       SH
CINERGY CORP                                COMMON          172474108          5,715      127,500       SH
EXXON MOBIL CORPORATION                     COMMON          30231G102         29,884      520,000       SH
FIFTH THIRD BANCORP                         COMMON          316773100         58,461    1,419,979       SH
GENERAL ELECTRIC CO.                        COMMON          369604103            866       25,000       SH
GENUINE PARTS CO                            COMMON          372460105            616       15,000       SH
JOHNSON & JOHNSON                           COMMON          478160104          1,625       25,000       SH
NATIONAL CITY CORPORATION                   COMMON          635405103          9,370      274,612       SH
PROCTER & GAMBLE CORPORATION                COMMON          742718109         13,188      250,000       SH
WELLS FARGO & CO                            COMMON          949746101         13,548      220,000       SH
WYETH                                       COMMON          983024100         10,680      240,000       SH
                                                                             152,514    3,254,562


                                           COLUMN 6
                                          INVESTMENT         COLUMN 7     COLUMN 8
        ISSUER                               DIS             OTH MGRS       SOLE          SHARED      NONE

ALLTEL CORP                                 SHARED              01            -           137,471      -
CINERGY CORP                                SHARED              01            -           127,500      -
EXXON MOBIL CORPORATION                     SHARED              01            -           520,000      -
FIFTH THIRD BANCORP                         SHARED              01            -         1,419,979      -
GENERAL ELECTRIC CO.                        SHARED              01            -            25,000      -
GENUINE PARTS CO                            SHARED              01            -            15,000      -
JOHNSON & JOHNSON                           SHARED              01            -            25,000      -
NATIONAL CITY CORPORATION                   SHARED              01            -           274,612      -
PROCTER & GAMBLE CORPORATION                SHARED              01            -           250,000      -
WELLS FARGO & CO                            SHARED              01            -           220,000      -
WYETH                                       SHARED              01            -           240,000      -
                                                                                        3,254,562



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